Property and Equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property and Equipment

6.	Property and Equipment

	Vehicles	Storage	Shootaring Mill	Total
Cost
Balance, December 31, 2023	$26,262	$—	$21,986,159	$22,012,421
Change in ARO estimates	—	—	(1,453,888)	(1,453,888)
Foreign exchange translation	2,253	—	1,886,067	1,888,320
Balance, December 31, 2024	28,515	—	22,418,338	22,446,853
Additions	289,522	310,731	—	600,253
Change in ARO estimates	—	—	(134,751)	(134,751)
Foreign exchange translation	(3,931)	(5,952)	(1,070,846)	(1,080,729)
Balance, December 31, 2025	$314,106	$304,779	$21,212,741	$21,831,626

Depreciation
Balance, December 31, 2023	$3,752	$—	$—	$3,752
Depreciation	3,877	—	—	3,877
Foreign exchange translation	518	—	—	518
Balance, December 31, 2024	8,147	—	—	8,147
Depreciation	7,153	1,976	—	9,129
Foreign exchange translation	(504)	(26)	—	(530)
Balance, December 31, 2025	$14,796	$1,950	$—	$16,746

Carrying amounts

Balance, December 31, 2024	$20,368	$—	$22,418,338	$22,438,706

Balance, December 31, 2025	$299,310	$302,829	$21,212,741	$21,814,880

Reclamation Bonds

The Company is required to hold replacement bonds to meet reclamation requirements in connection with the Shootaring Mill.

On February 20, 2025, the Company entered into an Indemnification Support Agreement with Uranium Energy Corp. (“UEC”) whereby UEC will provide indemnification support limited to US$3,000,000 (the “Support Amount”) in connection with certain bonding requirements relating to Shootaring Canyon Mill. In consideration for the provision of the indemnity, the Company agrees to pay to UEC a cash support fee equal to the Support Amount multiplied by the secured overnight financing rate (“SOFR”) as administered by the CME Group Benchmark Administration Limited plus 5% per annum, which fee shall be calculated monthly and paid in US dollars in arrears on the first day of each calendar month. The Company also agreed to grant UEC the right (the “Pre-Emptive Rights”), to subscribe for and to be issued up to such number of the Company’s common shares that will allow UEC to maintain its percentage ownership interest in the Company.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

6.	Property and Equipment (continued)

During the year ended December 31, 2025, the Company recorded a bond premium of US$479,952 (2024 - US$470,857) as insurance, which would create an obligation for the surety company to cover the difference between the bond requirement and the cash collateral. The bond premium is amortized over one year. During the year ended December 31, 2025, the Company recorded $703,839 (2024 - $567,670) as insurance expense which was included in the exploration and evaluation expenditures. At December 31, 2025, $424,083 (2024 - $372,736) was recorded in prepaid insurance premium for the reclamation bond requirements.

At December 31, 2025, the Company recorded the cash collateral of US$12,154,840 ($16,668,418) (2024 - US$11,129,593 ($16,028,060)) as a reclamation bond.